INCOME TAXES (Details 1)		1 Months Ended	12 Months Ended
	Jan. 03, 2018	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal tax rate	21.00%	34.00%	21.00%	21.00%
State taxes, net of federal benefit			8.40%	5.61%
Valuation allowance			(29.40%)	(26.61%)
Provision for income taxes			0.00%	0.00%